SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement Under the Securities Act of 1933

Post-Effective Amendment No. 62

and

Registration Statement Under the Investment Company Act of 1940

Amendment No. 63

SHELTON FUNDS

(Exact Name of Registrant as Specified in its Charter)

1875 Lawrence Street, Suite 300, Denver, CO 80202
(Address of Principal Executive Office)

Registrant's Telephone Number: (415) 398-2727

STEPHEN C. ROGERS

1875 Lawrence Street, Suite 300, Denver, CO 80202

(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

|X| immediately upon filing pursuant to Rule 485(b)

|_| on (date) pursuant to Rule 485(b)

|_| 60 days after filing pursuant to Rule 485(a)(1)

|_| 75 days after filing pursuant to Rule 485(a)(2)

|_| on (date) pursuant to Rule 485(a)

Please Send Copy of Communications to:

Peter H. Schwartz, Esq.

Davis Graham & Stubbs LLP 1550 17th Street, Suite 500 Denver, CO 80202 Telephone: (303) 892-7381

EXPLANATORY NOTE

This Post-Effective Amendment No. 62 to the Trust's Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 61 filed December 27, 2019 and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver, the State of Colorado, on January 17, 2020.

SHELTON FUNDS

(Registrant)

By /s/ Stephen C. Rogers*

Stephen C. Rogers, Chairman

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Stephen C. Rogers*		Principal Executive Officer, and Trustee	January 17, 2020
Stephen C. Rogers

/s/ Kevin T. Kogler*		Trustee	January 17, 2020
Kevin T. Kogler

/s/ Stephen H. Sutro*		Trustee	January 17, 2020
Stephen H. Sutro

/s/ Marco L. Quazzo**		Trustee	January 17, 2020
March L. Quazzo

/s/ William P. Mock*		Principal Financial and Accounting Officer	January 17, 2020
William P. Mock

* By:	/s/ Gregory T. Pusch

Gregory T. Pusch, Attorney-in-Fact Pursuant to Power of Attorney is incorporated by reference to Post-Effective Amendment No. 61 to the Registration Statement as filed on December 27, 2019.

*	Gregory T. Pusch, Secretary as Attorney-in-Fact Pursuant to Powers of Attorney Dated May 19, 2017.
**	Gregory T. Pusch, Secretary as Attorney-in-Fact Pursuant to Powers of Attorney Dated May 22, 2017.